                        THE MATTERHORN GROWTH FUND, INC.

--------------------------------------------------------------------------------


                               SEMI-ANNUAL REPORT


















--------------------------------------------------------------------------------
                            For the Six Months Ended
                                December 31, 2003

The Matterhorn Growth Fund, Inc.

Dear Shareholder,

The second half of 2003 built upon the positive returns of the first half. The economic expansion broadened to include the manufacturing sector as well as continued growth spurred by the consumer. As we suggested in our last letter, all eyes were on the recovery as it became the most important influence on the direction of the equity market. While some positive indicators surfaced in the first half, it was the sustainability of the recovery that remained in question. To that point, the second half of 2003 brought solid evidence that an economic expansion was at hand, and the equity market advanced almost 15% as measured by the S&P 500. With the manufacturing side and the consumer side both contributing, third quarter real GDP soared and corporate profits responded positively. Perhaps the only missing ingredient is the elusive job recovery.

However, there are signs of impending improvement here. Jobless claims are declining and temporary help indices are rising. Also, recent weak employment numbers may have been influenced by seasonal factors. If the question of the sustainability of the recovery, and indeed whether in fact we are truly in an economic expansion has been answered, then what will be the necessary ingredients for a continued market advance? From our standpoint, valuation now becomes a more critical factor. The price one pays for a company's earnings will be important in determining whether further advances are possible. That question includes the level of a company's earnings, the growth rate of those earnings, and the visibility of those growth rates. The level of interest rates will be an important influence as well.

From our standpoint, continued fiscal and monetary stimulus will be applied to the system. Inflation will remain low allowing the Federal Reserve to keep interest rates low. This in turn will spur corporations to increase capital expenditures. At the same time, with inventories low, corporations will also be induced to building inventories back up to meet final demand. Corporate spending in turn will begin to drive a long awaited increase in employment, and this will assure that consumer spending will hold up. All this will culminate in continuing improvement in corporate profits.

Therefore, we continue to search for companies and industries where valuations are cheap and will allow for further appreciation. During the last six months, we have been very active on both the buy and sell side. Because we believe valuation becomes a very important ingredient to investment performance, we will not hesitate to sell when overvaluation becomes apparent. However, our positive bias towards the equity market drives us to reinvest those proceeds in other more undervalued situations. Thus, our level of purchases equaled our level of sales. In addition, as we have mentioned in the past, the market's advance has been very broad based. The difference between the best performing sector and worse is historically very narrow. Consequently, our portfolio activity continues to be across a broad spectrum of industries, again with utmost attention to valuation levels.


Sincerely yours,

/s/ Gregory A. Church
----------------------
Gregory A. Church
Portfolio Manager

                  THE MATTERHORN GROWTH FUND, INC.


SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2003 (UNAUDITED)

 SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS: 87.3%
AEROSPACE/DEFENSE: 4.5%
   7,000     Raytheon Co.                                           $   210,280
                                                                    -----------
CABLE: 4.4%
  12,348     Hughes Electronics Corp.                                   204,360
                                                                    -----------
CHEMICALS: 3.6%
   4,000      Dow Chemical Co. (The)                                    166,280
                                                                    -----------

COMPUTERS: 12.3%
   4,000     Computer Sciences Corp.*                                   176,920

  12,500     Hewlett-Packard Co.                                        287,125
  25,000     Sun Microsystems, Inc.*                                    112,250
                                                                    -----------
                                                                        576,295
                                                                    -----------
CONSUMER FOODS: 2.9%
   3,000     General Mills, Inc.                                        135,900
                                                                    -----------
DRUGS & PHARMACEUTICALS: 10.2%
   5,000     CVS Corp.                                                  180,600
   4,000     Johnson & Johnson, Inc.                                    206,640
   2,500     Pfizer, Inc.                                                88,325
                                                                    -----------
                                                                        475,565
                                                                    -----------
ELECTRIC EQUIPMENT: 2.0%
   3,000     General Electric Co.                                        92,940
                                                                    -----------

ELECTRIC UTILITIES: 2.6%
   6,000     Duke Energy Corp.                                          122,700
                                                                    -----------
ELECTRONIC COMPONENTS: 3.8%
   6,000     Texas Instruments, Inc.                                    176,280
                                                                    -----------
FINANCIAL SERVICES: 4.7%
   4,000     PNC Financial Services Group                               218,920
                                                                    -----------
INSURANCE - MULTILINE: 8.8%
   4,000     American International Group, Inc.                         265,120
   2,500     Hartford Financial Services Group, Inc.                    147,575
                                                                    -----------
                                                                        412,695
                                                                    -----------

See accompanying Notes to Financial Statements.



 SHARES                                                                  VALUE
--------------------------------------------------------------------------------

MEDIA/ENTERTAINMENT: 7.6%
   5,000     Disney (Walt) Co.                                         $116,650
   1,381     News Corporation (The) Ltd.                                 41,775
  11,000     Time Warner, Inc.                                          197,890
                                                                    -----------
                                                                        356,315
                                                                    -----------
OIL & GAS: 4.4%
   4,000     Anadarko Petroleum Corp.                                   204,040
                                                                    -----------
OIL SERVICES: 2.8%
   4,000     Baker Hughes, Inc.                                         128,640
                                                                    -----------
RAILROADS: 5.9%
   4,000     Union Pacific Corp.                                        277,920
                                                                    -----------
SEMICONDUCTOR: 1.5%
   8,000     LSI Logic Corp.*                                            70,960
                                                                    -----------
TELECOMMUNICATIONS: 0.9%
  10,000     Qwest Communications International, Inc.                    43,200
                                                                    -----------

TELECOMMUNICATIONS - EQUIPMENT: 2.2%
  10,000     Corning, Inc.*                                             104,300
                                                                    -----------
TELECOMMUNICATIONS - SERVICES: 2.2%
   4,000     SBC Communications, Inc.                                   104,280
                                                                    -----------

TOTAL COMMON STOCKS
(cost $3,960,850)                                                     4,081,870
                                                                    ===========

                  THE MATTERHORN GROWTH FUND, INC.

                                                                          VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(cost $3,960,850): 87.3%                                             $4,081,870
Other Assets less Liabilities: 12.7%                                    595,296
                                                                    -----------
NET ASSETS: 100.0%                                                  $ 4,677,166
                                                                    ===========

------------
* Non-income producing security.

+ At December 31, 2003, the basis of invest- ments for federal income tax purposes was the same as their cost for financial reporting purposes. Unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation                                       $   478,815
Gross unrealized depreciation                                          (357,795)
                                                                    -----------
Net unrealized appreciation                                         $   121,020
                                                                    ===========



See accompanying Notes to Financial Statements.

                  THE MATTERHORN GROWTH FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES AT DECEMBER 31, 2003 (UNAUDITED)

ASSETS
Investments in securities, at value (cost $3,960,850) ...........   $ 4,081,870
Cash ............................................................       623,733
Receivables:
    Dividends and interest ......................................         7,290
    Prepaid expenses and other assets ...........................         1,462
                                                                    -----------
Total assets ....................................................     4,714,355
                                                                    -----------
LIABILITIES
Payables:
Accrued expenses ................................................        37,189
                                                                    -----------
    Total liabilities ...........................................        37,189
                                                                    -----------
NET ASSETS ......................................................   $ 4,677,166
                                                                    ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
    ($4,677,166/1,030,000 shares outstanding; 100,000,000
    shares authorized, par value $.001) .........................   $      4.54
                                                                    ===========
COMPONENTS OF NET ASSETS
Paid-in capital .................................................     5,604,520
Accumulated net investment loss .................................       (48,819)
Accumulated net realized loss on investments ....................      (999,555)
Net unrealized appreciation on investments ......................       121,020
                                                                    -----------
    Net assets ..................................................   $ 4,677,166
                                                                    ===========



See accompanying Notes to Financial Statements.

                  THE MATTERHORN GROWTH FUND, INC.


STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED DECEMBER 31, 2003 (UNAUDITED)

INVESTMENT INCOME

Income
  Dividends ......................................................   $   32,404
                                                                    -----------
    Total income .................................................       32,404
                                                                    -----------
Expenses
  Advisory fees ..................................................       22,380
  Transfer agent fees ............................................       17,389
  Administration fees ............................................       11,342
  Fund accounting fees ...........................................        9,438
  Legal fees .....................................................        5,758
  Distribution fees ..............................................        5,595
  Registration expense ...........................................        4,210
  Audit fees .....................................................        4,090
  Reports to shareholders ........................................        3,420
  Custody fees ...................................................        3,080
  Trustee fees ...................................................        2,545
  Insurance expense ..............................................          699
  Miscellaneous ..................................................        2,285
                                                                    -----------
  Total expenses before fee waivers and custodian credits ........       92,231
  Fees waived ....................................................       (9,757)
                                                                    -----------
  Fees reduced by custodian credits ..............................       (1,251)
                                                                    -----------
    Total expenses after fee waivers and custodian credits .......       81,223
                                                                    -----------
NET INVESTMENT LOSS ..............................................      (48,819)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on investments ...............................      (96,850)
                                                                    -----------
  Net change in unrealized depreciation on investments ...........      622,127
                                                                    -----------
  Net realized and unrealized gain on investments ................      525,277
                                                                    -----------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........  $   476,458
                                                                    ===========



See accompanying Notes to Financial Statements.

                  THE MATTERHORN GROWTH FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
                                              SIX MONTHS ENDED      YEAR ENDED
                                              DECEMBER 31, 2003*  JUNE 30, 2003
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
  Net investment loss ..........................   $  (48,819)   $  (107,911)

  Net realized loss on investments .............      (96,850)      (663,422)
  Net change in unrealized depreciation
    on investments .............................      622,127        471,704
                                                   ----------     ----------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS ......................      476,458       (299,629)
                                                   ----------     ----------
CAPITAL SHARE TRANSACTIONS
  Net decrease in net assets derived from
    net change in outstanding shares (a) .......     (191,378)      (387,921)
      TOTAL INCREASE (DECREASE) IN NET ASSETS ..      285,080       (687,550)

NET ASSETS
  Beginning of period ..........................    4,392,086      5,079,636
                                                   ----------     ----------
  END OF PERIOD ................................   $4,677,166     $4,392,086
                                                   ==========     ==========

(a) A summary of capital share transactions is as follows:

                                    SIX MONTHS ENDED            YEAR ENDED
                                    DECEMBER 31, 2003*        JUNE 30, 2003
                                -----------------------------------------------
                                  Shares      Value       Shares        Value
                                ---------  ----------    ----------  ----------
Shares sold ..................     9,916   $  34,607     $    48,14  $  179,663
Shares issued in reinvestment
 of distributions ............        --          --           --           --
Shares redeemed ..............   (53,187)   (225,985)     (149,485)    (567,584)
                               ----------  ----------    ----------  ----------
Net decrease .................   (43,271)  $(191,378)     (101,071)  $ (387,921)
                               =========   =========     ==========  ==========

* Unaudited.


See accompanying Notes to Financial Statements.

                        THE MATTERHORN GROWTH FUND, INC.


FINANCIAL HIGHLIGHTS FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                         SIX MONTHS ENDED DECEMBER 31,
                                                                                 YEAR ENDED
                                                                                   JUNE 30,
                                               --------------------------------------------------------------------------
                                                 2003+          2003        2002        2001         2000         1999
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning
  of period                                    $  4.09     $   4.33      $ 6.37    $   8.70     $   7.70      $  7.29
                                             ---------   ----------  ----------  ----------   ----------   ----------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss                            (0.05)       (0.10)      (0.14)      (0.15)       (0.17)       (0.15)
  Net realized and unrealized gain
    (loss) on investments                         0.50        (0.14)      (1.57)      (1.70)        1.50         1.52
  Total from investment operations                0.45        (0.24)      (1.71)      (1.85)        1.33         1.37

LESS DISTRIBUTIONS:
  From net realized gain                            --           --       (0.33)      (0.48)       (0.33)       (0.93)
  Return of capital                                 --           --          --          --           --        (0.03)
                                             ---------   ----------  ----------  ----------   ----------   ----------
Total distributions                                 --           --       (0.33)      (0.48)       (0.33)       (0.96)
                                             ---------   ----------  ----------  ----------   ----------   ----------
Net asset value, end of period                 $  4.54     $   4.09     $  4.33    $   6.37     $   8.70     $   7.70
                                             =========   ==========  ==========  ==========   ==========   ==========
Total return                                     11.00%       (5.54)%    (28.12)%    (21.89)%     17.98%       21.10%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (millions)                                   $   4.7     $   4.4      $  5.1     $   7.5      $   9.7      $   9.2

RATIO TO AVERAGE NET ASSETS:
Expenses (excluding interest)
  (before fee waiver
  and custodian credits)                          4.12%*      5.81%        3.97%       3.48%        3.22%        3.57%

Expenses (excluding interest)
  (after fee waiver
  and custodian credits)                          3.63%*      4.50%       3.97%        3.48%        3.22%        3.57%

Net investment loss (before fee
  waiver and custodian credits)                  (2.67)%*    (3.93)%     (2.42)%      (2.03)%      (2.01)%      (2.12)%
Net investment loss (after fee
  waiver and custodian credits)                  (2.18)%*    (2.62)%     (2.42)%      (2.03)%      (2.01)%      (2.12)%
Portfolio turnover rate                          30.30%++    28.41%      141.27      122.47%      101.94%       68.93%

-----------------
 + Unaudited.
 * Annualized.
++ Not Annualized.




See accompanying Notes to Financial Statements.

                  THE MATTERHORN GROWTH FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 - ORGANIZATION

   The Matterhorn Growth Fund, Inc. (the "Fund") was incorporated in the state of Maryland on May 2, 1980 and is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund's objective is to seek long-term capital appreciation for shareholders.


NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A. SECURITY VALUATION. Securities traded on a national securities exchange or Nasdaq are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading; securities traded on an exchange or Nasdaq for which there have been no sales, at the mean between the last bid and asked prices, and at the closing bid price for other securities traded in the over-the-counter market. Short-term investments with less than 60 days to maturity when acquired by the Fund are valued on an amortized cost basis. All other securities are valued at fair value as determined in good faith by the Board of Directors.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME. Securities transactions are accounted for on the trade date. The cost of securities sold is determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine, on a daily basis, that the value of such securities are sufficient to cover the value of the repurchase agreements.

C. FEDERAL INCOME TAXES. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

   As of June 30, 2003, the Fund realized capital losses of $26,992 during the period November 1, 2002 through June 30, 2003, which are treated for federal income tax purposes as arising in the tax year ending June 30, 2004.

   At June 30, 2003, the Fund has a capital loss carryforward of $827,594, of which $14,103 expires in 2010 and $813,491 expires in 2011, available to offset future gains, if any.

                        THE MATTERHORN GROWTH FUND, INC.

D. DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

E. USE OF ESTIMATES. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

F. RECLASSIFICATION OF CAPITAL ACCOUNTS. The Fund accounts and reports for distributions to shareholders in accordance with the American Institute of Certified Public Accountant's Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital and Return of Capital Distributions by Investment Companies. For the year ended June 30, 2003, the Fund decreased paid-in capital by $107,911 due to the Fund experiencing a net investment loss during the year. Net assets were not affected by this change.


NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

A. INVESTMENT ADVISORY AGREEMENTS. Pursuant to an Advisory Agreement with Matterhorn Asset Management Corporation (the "Adviser"), the Adviser receives a fee, payable monthly, at the annual rate of 1.00% of the Fund's daily average net assets. The advisory fee paid to the Adviser for the six months ended December 31, 2003 totaled $22,380.

   The Fund is responsible for its own operating expenses. The Adviser has voluntarily waived a portion its advisory and distribution fees for the six months ended December 31, 2003. Any fee voluntarily reduced by the Adviser shall be reimbursed by the Fund to the Adviser, if so requested by the Adviser, any time before the end of the third fiscal year following the year to which the fee waiver relates. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon the Board of Directors review and approval prior to the time the reimbursement is initiated. For the six months ended December 31, 2003, the adviser waived $7,586 and $2,171 in advisory and distribution fees, respectively.

B. DISTRIBUTION AGREEMENTS. Bainbridge Securities Inc. ("Bainbridge") acts as distributor for shares of the Fund pursuant to a Distribution Agreement. Bainbridge is an affiliate of the Adviser. For the six months ended December 31, 2003, Bainbridge received as commissions $4,488 from the Fund in connection with the purchases and sales of securities in the Fund's portfolio.

                        THE MATTERHORN GROWTH FUND, INC.
             NOTES TO FINANCIAL STATEMENTS (Unaudited) - (Continued)


C. DISTRIBUTION PLAN. The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940. The Plan provides that the Fund will pay Bainbridge an aggregate distribution fee, payable monthly, at the annual rate of 0.25% of the Fund's average daily net assets. The fee is paid to Bainbridge as compensation for its services rendered. The Adviser has voluntarily waived $2,171 of the distribution fees paid to Bainbridge for the six months ended December 31, 2003.

D. ADMINISTRATION AGREEMENT. Pursuant to an administration agreement with Beekman Place Financial (the "Administrator"), the Fund pays the Administrator a monthly fee for its services at the annual rate of 0.10% of the Fund's average daily net assets, subject to a minimum annual fee of $22,500.

E. OTHER. The Fund pays each Director who is not an "interested person" a $300 attendance fee and reimburses them for expenses incurred to attend the meetings. Certain officers and Directors of the Fund are also officers and/or Directors of the Adviser, Administrator and Distributor. Custodian fees have been reduced by credits allowed by the Fund's custodian for uninvested cash balances. The Fund could have invested this cash in income producing securities. Fees reduced by credits allowed by the custodian for the six months ended December 31, 2003 are shown separately in the Statement of Operations.

NOTE 4 - INVESTMENT TRANSACTIONS

   The cost of purchases and proceeds from the sales of securities, excluding short-term investments, for the six months ended December 31, 2003 were $1,202,239 and $1,366,294 respectively.

NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS

   As of June 30, 2003 the components of distributable earnings/(deficit) on a tax basis were as follows:

   Cost of investments for tax purposes             $ 4,269,875
                                                    ===========
   Gross tax unrealized appreciation                    282,112
   Gross tax unrealized depreciation                   (831,339)
                                                    -----------
   Net tax unrealized appreciation on investments      (549,226)
   Capital loss carryforward                           (827,594)
   Post-October loss                                    (26,992)
                                                    -----------
                                                    $(1,403,812)
                                                    ===========

The difference between the book basis and tax basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales.

                  THE MATTERHORN GROWTH FUND, INC.

NOTE 5 - DIRECTORS AND OFFICER INFORMATION (UNAUDITED)

                                                                NUMBER OF
                                                                PORTFOLIOS
                                                                IN FUND
                                           PRINCIPAL            COMPLEX
                                           OCCUPATION(S)        OVERSEEN             OTHER
NAME, ADDRESS        POSITION(S)  YEAR     DURING THE           BY                DIRECTORSHIPS
AND AGE              HELD         ELECTED1 PAST 5 YEARS         DIRECTOR              HELD
-----------------------------------------------------------------------------------------------
"NON-INTERESTED" DIRECTORS
Kevin M. Covert      Director     1995     Assistant General       One
301 Oxford                                 Counsel-Employee
Valley Road                                Benefits, Honeywell
Suite 802B                                 International Inc.
Yardly, PA 19067                           since November
(44)                                       1998 to Present;
                                           Partner, Kulzer &
                                           DiPadova, P.A.
                                           (law firm) from
                                           1984 to November
                                           1998.

Gerald Printz        Director     1995     President              One
301 Oxford                                 AMSADOR, Ltd.
Valley Road                                (computer security
Suite 802B                                 and disaster recovery
Yardly, PA 19067                           planning consultant),
                                           (46) since 1995.

Richard E.           Director     1999     Chief Executive        One
Pfeiffer, Jr.                              officer of REPTEX,
301 Oxford Inc.,                           owner/operator
Valley Road                                of multiple automo-
Suite 802B                                 bile repair facilities
Yardly, PA 19067                           since 1977;
(46)                                       President of C.O.P.
                                           Enterprise (real
                                           estate apartment
                                           rental business)
                                           since 1998.

                  THE MATTERHORN GROWTH FUND, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) - (Continued)


NOTE 5 - DIRECTORS AND OFFICER INFORMATION (UNAUDITED) (CONTINUED)


                                                                NUMBER OF
                                                                PORTFOLIOS
                                                                IN FUND
                                           PRINCIPAL            COMPLEX
                                           OCCUPATION(S)        OVERSEEN             OTHER
NAME, ADDRESS        POSITION(S)  YEAR     DURING THE           BY                DIRECTORSHIPS
AND AGE              HELD         ELECTED1 PAST 5 YEARS         DIRECTOR              HELD
-----------------------------------------------------------------------------------------------
"INTERESTED" DIRECTORS AND OTHER OFFICERS  2

Gregory A.           President,   1995     President,           One
Church               Secretary,            Church Capital
301 Oxford           Treasurer             Management, Inc.
Valley Road          and Director          (formerly Church
Suite 802B                                 Capital Management,
Yardly, PA 19067                           Inc. and G.A.
(46)                                       Church & Company)
                                           (registered invest-
                                           ment advisers)
                                           since June 1987;
                                           Chairman,
                                           Bainbridge
                                           Securities Inc.
                                           (registered broker-
                                           dealer) since
                                           October 1994.

1 Directors and officers of the Fund serve until their resignation, removal or retirement.
2 "Interested persons" within the meaning as defined in the 1940 Act.

                      This page intentionally left blank.

--------------------------------------------------------------------------------




                               Investment Adviser
                     MATTERHORN ASSET MANAGEMENT CORPORATION
                       301 Oxford Valley Road, Suite 802B
                           Yardley, Pennsylvania 19067

                                   Distributor
                           BAINBRIDGE SECURITIES INC.
                       301 Oxford Valley Road, Suite 801B
                           Yardley, Pennsylvania 19067

                                    Custodian
                          THE HUNTINGTON NATIONAL BANK
                         Easton Business Service Center
                              7 Easton Oval EA4E72
                              Columbus, Ohio 43219

                                 Transfer Agent
                           UNIFIED FUND SERVICES, INC.
                          431 North Pennsylvania Street
                           Indianapolis, Indiana 46204





--------------------------------------------------------------------------------

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Due to market volatility fund performance may fluctuate substantially over short-term and current performance may differ from that shown. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.